Common Stock - Narrative (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Equity [Abstract]
Common stock, shares authorized (in shares)	27,196,999	27,196,999	27,196,999	26,710,255		19,189,462
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares issued (in shares)	9,114,904	9,114,904				9,077,062
Common stock, shares outstanding (in shares)	9,114,904	9,114,904				9,077,062
Warrants issued (in shares)	0	0			0	0	17,500